Investments in associates and joint ventures (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Current Assets	$ 42,419	$ 22,833
Non-current Assets	330,373	342,492
Current Liabilities	86,429	36,304
Non-current Liabilities	116,636	193,368
Net assets	$ 372,792	365,325
% ownership interest held	85.00%
Revenues	$ 32,085	21,282	$ 34,868
Net income / (loss)	34,892	(61,641)	58,461
Total comprehensive income / (loss)	34,715	(80,389)	93,390
Cash of operating activities	12,677	2,389	76,630
Net cash generated from / (used in) investing activities	11,195	110,455	112,306
Cash of financing activities	(13,663)	(79,234)	$ (199,697)
Quality Invest [Member]
Statement [Line Items]
Current Assets	61	8
Non-current Assets	11,490	14,499
Current Liabilities	70	164
Non-current Liabilities	3,919	4,898
Net assets	$ 7,562	$ 9,445
% ownership interest held	50.00%	50.00%
Interest in associate and joint venture	$ 3,781	$ 4,723
Goodwill and others	77	77
Book value	3,858	4,800
Revenues	206	74
Net income / (loss)	(1,965)	(849)
Total comprehensive income / (loss)	(1,965)	(849)
Dividend distribution	0	0
Cash of operating activities	(1)	(97)
Net cash generated from / (used in) investing activities	24	(7)
Cash of financing activities	(2)	104
Changes in cash and cash equivalents	21	0
BHSA [Member]
Statement [Line Items]
Current Assets	241,536	188,185
Non-current Assets	79,939	116,578
Current Liabilities	280,495	256,477
Non-current Liabilities	8,961	19,122
Net assets	$ 32,019	$ 29,164
% ownership interest held	29.91%	29.91%
Interest in associate and joint venture	$ 9,577	$ 8,723
Goodwill and others	88	69
Book value	9,665	8,792
Revenues	54,043	47,976
Net income / (loss)	(2,920)	(4,145)
Total comprehensive income / (loss)	2,920	(4,145)
Dividend distribution	0	0
Cash of operating activities	33,208	7,081
Net cash generated from / (used in) investing activities	(240)	(212)
Cash of financing activities	(24,583)	(46,143)
Changes in cash and cash equivalents	8,385	(39,274)
TGLT [Member]
Statement [Line Items]
Current Assets	7,511	8,460
Non-current Assets	12,371	19,366
Current Liabilities	8,176	8,117
Non-current Liabilities	7,677	12,635
Net assets	$ 4,029	$ 7,074
% ownership interest held	27.82%	27.82%
Interest in associate and joint venture	$ 1,121	$ 1,968
Goodwill and others	(308)	(431)
Book value	813	1,537
Revenues	4,198	4,196
Net income / (loss)	(2,129)	(3,142)
Total comprehensive income / (loss)	(2,089)	(3,155)
Dividend distribution	0	0
Cash of operating activities	(1,322)	185
Net cash generated from / (used in) investing activities	4,209	108
Cash of financing activities	(2,530)	(746)
Changes in cash and cash equivalents	$ 357	$ (453)